Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2022
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 18: TRANSACTIONS AND BALANCES WITH RELATED PARTIES

The Company’s key management personnel who are included, along with other factors, in the definition of related party, as above in IAS 24, includes directors, members of the executive committee and InterCure Ltd.

Compensation to key management personnel:

The compensation to key management personnel for employee services provided to the Company is shown below:

	Year ended December 31,
	2022	2021	2020
	U.S. dollars in thousands

Salaries, management and consulting fees and other short-term benefits	262	263	300
Pension, post retirement and other benefits	-	-	2
Share-based payments	14	37	51

	276	300	353

Number of persons	8	8	8

The Company pays to an accounting firm of which the company's CFO is a Partner (“accounting firm”), a monthly fees of NIS 15 thousand (approximately $4 thousand) for controller and bookkeeping services. Total fees for controller and bookkeeping services for the years ended 2022, 2021 and 2020 were approximately $53 thousand, $66 thousand and $59 thousands respectively.

In addition, as of December 31, 2022 and 2021, the Company’s balances with key management personnel and the accounting firm, totaled approximately $34 thousand and $35 thousand (all of which were linked to the NIS).

For further information regarding share-based payment to related parties, see also Note 13 above.

InterCure Ltd:

As of December 31, 2022 and 2021, the Company’s share in the shares of InterCure Ltd was 1.04% and 1.11%, respectively.

The Company’s investment in the shares of InterCure Ltd is presented as Marketable securities.

As of December 31, 2022 and 2021, the Company’s balances of InterCure Ltd’s shares total approximately $1,627 thousand and $3,158 thousand, respectively, see also Note 6.

The Company subleases an office from Canndoc Ltd, which is a subsidiary of InterCure Ltd. During 2022, 2021 and 2020 approximately $5 thousands, $14 thousands and $20 thousands were paid to Canndoc Ltd for the rent.

As of December 31, 2022, the balance due to Canndoc Ltd was $2 thousand.